EXPENSES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finance costs
Interest on senior unsecured notes	$ 54.4	$ 54.0
Interest on Credit Facility	5.9	0.6
Accretion expense on decommissioning obligations (Note 18)	1.3	1.4
Gain on modification of long-term debt (Note 12)	(3.3)	0.0
Other finance costs	6.2	3.3
Interest expense	64.5	59.3
Less: amounts included in cost of qualifying assets	(51.3)	(49.4)
Total finance costs	13.2	9.9
Finance income
Interest income	$ 1.1	$ 1.4